Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
MESFIN ABEL ARAYA abel.araya@dechert.com +1 212 698 3698 Direct +1 212 698 3599 Fax

January 3, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 894 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses for the Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Core Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Flexible Cap Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Value Fund, Goldman Sachs U.S. Equity ESG Fund, and Goldman Sachs Technology Opportunities Fund (the “Funds”), and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 27, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.3698.

Sincerely,

/s/ Mesfin Abel Araya

Mesfin Abel Araya